Income Taxes: Reconciliation between Income Tax computed by Russian statutory rates to financial statements (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Theoretical income tax expense computed on income before taxes at Russian statutory rate (20%)	$ 232,665	$ 193,726	$ 19,045
Remeasurement of contingent liability, non-taxable			(95,771)
Non-deductible expenses and non-taxable income, net	7,958	11,720	7,244
Social expenditures	9,355	1,102	3,975
Change in valuation allowance	73,730	55,179	106,019
Change in unrecognized tax benefits under ASC 740	(301)	(12,964)	(7,345)
Different tax rates in foreign jurisdictions	8,401	(34,828)	(9,657)
Fines and penalties related to taxes	2,743	(20)	(1,296)
Change in tax rate and tax legislation	(4,135)	59,635	(3,010)
Effect from intragroup transactions	28,002
Other permanent tax reconciliation differences	1,462	3,106	(311)
Income tax expense, as reported	$ 359,880	$ 276,656	$ 18,893